Document And Entity Information	12 Months Ended
Dec. 31, 2013
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec. 31, 2013
Entity Registrant Name	LabStyle Innovations Corp.
Entity Central Index Key	0001533998
Entity Filer Category	Smaller Reporting Company